Summary of Significant Accounting Policies (Policies) - EPB 001 [Member]	12 Months Ended
Dec. 31, 2025
Employee Benefit Plan, Accounting Policy [Line Items]
Basis of Accounting
Basis of accounting
The
accompanying financial
statements are
prepared
under the
accrual
method of
accounting
in
accordance
with
accounting
principles
generally
accepted
in the
United
States of
America.

Use of Estimates
Use of
Estimates
The preparation of
financial
statements
in
conformity
with
accounting
principles
generally
accepted
in
the United
States
of America requires management
to make
estimates
and assumptions
that affect certain
reported amounts
of assets
and
liabilities and changes
therein, and
disclosure
of contingent
assets
and liabilities.
Accordingly,
actual results
may
differ
from
those
estimates.

Investment Valuation and Income Recognition
Investment
valuation
and
income
recognition
Investments
are reported
at fair
value.
See Note
3 for
a discussion
of
fair
value
measurements.
Purchases and sales of
securities
are recorded
on a trade-date
basis.
Interest
is recorded
on the
accrual
basis.
Dividends
are recorded
on the ex
-dividend date.
Net change in fair
value includes the Plan’s
gains and losses
on investments
bought
and
sold,
as well as
held
during the
year.

Notes Receivable from Participants
Notes receivable
from
participants
Notes receivable from
participants
are measured
at
their unpaid
principal
balance
plus any
accrued, but
unpaid, interest.
Delinquent notes
receivable
from participants
are recorded
as a
distribution
based upon
the terms
of the
Plan
documents.

Payment of Benefits	Payment of benefits Benefits are recorded when paid.
Administrative Expenses
Administrative
expenses
Certain administrative and recordkeeping
fees are paid
by the Plan, unless otherwise
paid by the Company.
Expenses
that are paid by the Company are excluded
from these financial
statements.
Fees related
to loans and distributions
are
charged
directly
to the
participants'
accounts.